Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Provision for Income Tax

The provision for income tax consisted of the following:

	For the six months ended June 30
	2025	2024
Current income tax expenses	$—	$17,415
Deferred income tax expenses (benefits)	(1,703)	408
Total income tax expenses (benefits)	$(1,703)	$17,823

Schedule of Reconciliation Between the Statutory Earned Income Tax Rate and Effective Income Tax

The following table sets forth reconciliation between the statutory earned income tax rate and the effective income tax:

	For the six months ended June 30,
	2025	2024
Income (loss) before income tax expenses	$(1,977,123)	$407,904
Income tax computed at statutory EIT rate (25%)	—	102,124
Tax effect of preferential tax treatments	—	(40,849)
Effect of research and development credits	—	(92,721)
Effect of other non-deductible expenses	—	48,861
Current income tax expenses	$—	$17,415
Tax effect of deferred tax recognized	(1,703)	408
Total income tax expenses (benefits)	$(1,703)	$17,823

Schedule of Components of Deferred Tax Assets	The significant components of deferred tax assets were as following:
	As of June 30, 2025	As of December 31, 2024
Deferred tax assets	$6,991	$5,169
Total deferred tax assets	$6,991	$5,169

Schedule of Company’s Taxes Payable	The Company’s taxes payable consisted of the following:
	As of June 30, 2025	As of December 31, 2024
Income tax payable	$8,906	$27,337
Other tax payables	38,478	39,056
Total tax payable	$47,384	$66,393